Senior Debt (Tables)	Dec. 05, 2019
AV Homes Inc [Member]
Schedule of Notes Payable
As of September 30, 2018 and December 31, 2017, senior debt, net consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
6.625% Senior Notes due 2022	$400,000	$400,000
6.00% Senior Convertible Notes due 2020	80,000	80,000
Senior Unsecured Credit Facility	—	—

Total senior debt	480,000	480,000
Deferred debt issuance costs	(6,398)	(7,853)
Debt discount	(27)	(39)

Total senior debt, net	$473,575	$472,108